Note Related party transactions (Corporation's equity in PR Asset Portfolio 2013-1 International, LLC) (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Investment in equity investees	$ 228,072	$ 215,349
PR Asset Portfolio 2013-1 International, LLC
Related Party Transaction [Line Items]
Investment in equity investees	$ 5,794	$ 12,874